Warrant Liabilities - Schedule of the Fair Value of Warrant Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Warrant Liabilities - Schedule of the Fair Value of Warrant Liabilities (Details) [Line Items]
Fair value of warrant liabilities	$ 8,013	$ 40,426
2023 private placement [Member]
Warrant Liabilities - Schedule of the Fair Value of Warrant Liabilities (Details) [Line Items]
Fair value of warrant liabilities	8,013	34,276
2021 private placements [Member]
Warrant Liabilities - Schedule of the Fair Value of Warrant Liabilities (Details) [Line Items]
Fair value of warrant liabilities		$ 6,150